Leasehold Land (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leasehold Land.
As at January 1	$ 1,651	$ 1,720	$ 1,761
Exchange differences	(110)	(69)	(41)
As at December 31	1,541	1,651	1,720
As at January 1	308	284	253
Exchange differences	(22)	(13)	(6)
Amortization charge	35	37	37
As at December 31	321	308	284
Net book value	$ 1,220	$ 1,343	$ 1,436